Post-employment benefits - Disclosure of Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Total Balance sheet obligations	€ 3,795	€ 4,677
Pension benefits	1,607	1,560	€ 744
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Pension benefits liability	3,327	4,190
Long service leave	468	487
Total Balance sheet obligations	3,795	4,677
Pension benefits	1,588	1,398	1,106
Long service leave	21	(46)	199
Total Income statement charge	1,609	1,352	1,305
Remeasurements of post employment benefit obligations	€ (1,435)	€ (3,826)	€ (52)